Income Taxes (Roll-forward of Unrecognized Tax Benefits) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Total unrecognized tax benefits at beginning of fiscal year	¥ 1,867	¥ 1,300	¥ 1,632
Gross amount of increases (decreases) related to positions taken during prior years	224	167	(415)
Gross amount of increases related to positions taken during the current year	351	409	181
Amount of decreases related to settlements	0	0	0
Foreign exchange translation	(97)	(9)	(98)
Total unrecognized tax benefits at end of fiscal year	¥ 2,345	¥ 1,867	¥ 1,300